Lease liabilities - Cash outflows related to leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Right of use assets	£ 1,037	£ 771	£ 669
Short term leases	54	63
Total cash outflow	£ 1,091	£ 834